Leases (Details) - Schedule of maturity of lease liabilities	Dec. 31, 2022 USD ($)
Schedule of maturity of lease liabilities [Abstract]
2023	$ 3,474
2024	3,474
Total lease payments	6,948
Less: interest	(307)
Present value of lease liabilities	$ 6,641